Note 4 - Fair Value Measurements - Schedule of Fair Value and NAV (Details) - EBP 88-0320154 001 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 82,593,162	$ 76,803,589
Collective Trust Fund		82,593,162	76,803,589
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		15,207,505	65,399,838
Collective Trust Fund		15,207,505	65,399,838
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		10,816,571	60,685,864
Collective Trust Fund		10,816,571	60,685,864
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		4,390,934	4,713,974
Collective Trust Fund		4,390,934	4,713,974
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Collective Trust Fund		0	0
Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	67,385,657	11,403,751
Collective Trust Fund	[1]	67,385,657	11,403,751
Cash [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		40,980	81,103
Collective Trust Fund		40,980	81,103
Cash [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		40,980	81,103
Collective Trust Fund		40,980	81,103
Cash [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Collective Trust Fund		0	0
Cash [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Collective Trust Fund		0	0
Common Collective Trust [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		67,385,657	11,403,751
Collective Trust Fund		67,385,657	11,403,751
Mutual Fund [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		10,775,591	60,604,761
Collective Trust Fund		10,775,591	60,604,761
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		10,775,591	60,604,761
Collective Trust Fund		10,775,591	60,604,761
Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Collective Trust Fund		0	0
Mutual Fund [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Collective Trust Fund		0	0
Unitized CVTI Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		4,390,934	4,713,974
Collective Trust Fund		4,390,934	4,713,974
Unitized CVTI Fund [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		4,390,934	4,713,974
Collective Trust Fund		4,390,934	4,713,974
Unitized CVTI Fund [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Collective Trust Fund		0	0
Unitized CVTI Fund [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		4,390,934	4,713,974
Collective Trust Fund		4,390,934	4,713,974
Unitized CVTI Fund [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Collective Trust Fund		$ 0	$ 0

[1]	Certain investments are measured at NAV as a practical expedient to estimate fair value and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.